Schedule III - Real Estate Assets and Accumulated Depreciation - 4 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
Flower Foods: | Orlando, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	418
Buildings and Improvements	387
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	805
Accumulated Depreciation	54
Flower Foods: | Waldorf, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	398
Buildings and Improvements	1,045
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,443
Accumulated Depreciation	163
Food 4 Less: | Atwater, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,383
Buildings and Improvements	5,271
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,654
Accumulated Depreciation	919
Fountain Square: | Brookfield, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	6,508
Buildings and Improvements	28,634
Total Adjustment to Basis	25
Gross Amount at Which Carried At December 31, 2019	35,167
Accumulated Depreciation	2,760
Fourth Creek Landing: | Statesville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,375
Buildings and Improvements	7,795
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,170
Accumulated Depreciation	1,809
Fresenius Medical Care: | West Plains, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings and Improvements	3,097
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,654
Accumulated Depreciation	439
Fresh Market Center: | Glen Ellyn, IL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,750
Land	2,767
Buildings and Improvements	6,403
Total Adjustment to Basis	(3,493)
Gross Amount at Which Carried At December 31, 2019	5,677
Accumulated Depreciation	26
Fresh Thyme: | Indianapolis, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,087
Buildings and Improvements	6,019
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	7,106
Accumulated Depreciation	914
Fresh Thyme: | Northville, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,598
Buildings and Improvements	7,796
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,394
Accumulated Depreciation	877
Fresh Thyme & DSW: | Fort Wayne, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,740
Buildings and Improvements	4,153
Total Adjustment to Basis	612
Gross Amount at Which Carried At December 31, 2019	6,505
Accumulated Depreciation	693
Giant Eagle: | Seven Fields, PA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,530
Land	1,574
Buildings and Improvements	13,659
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	15,233
Accumulated Depreciation	1,991
Harbor Town Center: | Manitowoc, WI
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,750
Land	3,568
Buildings and Improvements	13,209
Total Adjustment to Basis	(1,799)
Gross Amount at Which Carried At December 31, 2019	14,978
Accumulated Depreciation	436
Haverty Furniture: | Midland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	709
Buildings and Improvements	1,294
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,003
Accumulated Depreciation	332
HEB Center: | Waxahachie, TX
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,000
Land	3,465
Buildings and Improvements	7,952
Total Adjustment to Basis	273
Gross Amount at Which Carried At December 31, 2019	11,690
Accumulated Depreciation	1,609
Hickory Flat Commons: | Canton, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,850
Land	4,482
Buildings and Improvements	13,174
Total Adjustment to Basis	164
Gross Amount at Which Carried At December 31, 2019	17,820
Accumulated Depreciation	2,574
Hobby Lobby: | Lewisville, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	2,184
Buildings and Improvements	8,977
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,161
Accumulated Depreciation	1,511
Home Depot: | Lincoln, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	6,339
Buildings and Improvements	5,937
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,276
Accumulated Depreciation	673
Home Depot: | North Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,234
Land	2,203
Buildings and Improvements	12,012
Total Adjustment to Basis	360
Gross Amount at Which Carried At December 31, 2019	14,575
Accumulated Depreciation	2,288
Home Depot: | Plainwell, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	521
Buildings and Improvements	11,905
Total Adjustment to Basis	(12,426)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Inglewood Plaza: | Inglewood, CA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,700
Land	9,880
Buildings and Improvements	14,099
Total Adjustment to Basis	(23,979)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Jewel-Osco | Plainfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	0
Buildings and Improvements	0
Total Adjustment to Basis	11,151
Gross Amount at Which Carried At December 31, 2019	11,151
Accumulated Depreciation	306
Kirklands: | Dothan, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	486
Buildings and Improvements	946
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,432
Accumulated Depreciation	178
Kohl's: | Chartlottesville, VA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,745
Land	3,929
Buildings and Improvements	12,280
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	16,209
Accumulated Depreciation	1,739
Kohl's: | Easton, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	2,962
Buildings and Improvements	2,661
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,623
Accumulated Depreciation	269
Kroger: | Shelton, WA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,180
Buildings and Improvements	11,040
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,220
Accumulated Depreciation	1,830
Kroger: | Whitehall, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,066
Land	581
Buildings and Improvements	6,628
Total Adjustment to Basis	224
Gross Amount at Which Carried At December 31, 2019	7,433
Accumulated Depreciation	1,167
Kum & Go: | Conway, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	510
Buildings and Improvements	2,577
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,087
Accumulated Depreciation	363
LA Fitness: | Bloomfield Township, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,287
Buildings and Improvements	10,075
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,362
Accumulated Depreciation	1,857
LA Fitness: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	1,013
Buildings and Improvements	6,734
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	7,747
Accumulated Depreciation	873
LA Fitness: | Garland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	2,005
Buildings and Improvements	6,861
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,866
Accumulated Depreciation	1,086
LA Fitness: | Houston, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	5,764
Buildings and Improvements	5,994
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,758
Accumulated Depreciation	1,002
LA Fitness: | New Lenox, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,965
Buildings and Improvements	6,257
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,222
Accumulated Depreciation	660
LA Fitness: | Riverside, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,557
Buildings and Improvements	9,951
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,508
Accumulated Depreciation	1,708
Lafayette Pavilions: | Lafayette, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	7,632
Buildings and Improvements	42,497
Total Adjustment to Basis	(50,129)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Logan's Roadhouse: | Lancaster, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,203
Buildings and Improvements	1,620
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,823
Accumulated Depreciation	317
Logan's Roadhouse: | Sanford, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,031
Buildings and Improvements	1,807
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,838
Accumulated Depreciation	355
Logan's Roadhouse: | Troy, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	992
Buildings and Improvements	1,577
Total Adjustment to Basis	(1,383)
Gross Amount at Which Carried At December 31, 2019	1,186
Accumulated Depreciation	67
Lord Salisbury Center: | Salisbury, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	6,949
Buildings and Improvements	12,179
Total Adjustment to Basis	(19,128)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Lowe's: | Adrian, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,604
Buildings and Improvements	5,036
Total Adjustment to Basis	30
Gross Amount at Which Carried At December 31, 2019	7,670
Accumulated Depreciation	1,098
Lowe's: | Alpharetta, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,300
Land	7,979
Buildings and Improvements	9,630
Total Adjustment to Basis	403
Gross Amount at Which Carried At December 31, 2019	18,012
Accumulated Depreciation	1,305
Lowe's: | Asheboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,098
Buildings and Improvements	6,722
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	7,820
Accumulated Depreciation	1,005
Lowe's: | Cincinnati, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	14,092
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	14,092
Accumulated Depreciation	0
Lowe's: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,964
Land	3,943
Buildings and Improvements	6,353
Total Adjustment to Basis	750
Gross Amount at Which Carried At December 31, 2019	11,046
Accumulated Depreciation	1,263
Lowe's: | Covington, LA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,648
Land	10,233
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	10,233
Accumulated Depreciation	0
Lowe's: | Lilburn, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,500
Land	8,817
Buildings and Improvements	9,380
Total Adjustment to Basis	385
Gross Amount at Which Carried At December 31, 2019	18,582
Accumulated Depreciation	1,264
Lowe's: | Mansfield, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	873
Buildings and Improvements	8,256
Total Adjustment to Basis	26
Gross Amount at Which Carried At December 31, 2019	9,155
Accumulated Depreciation	$ 1,262